CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - shares	3 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Statement of Cash Flows [Abstract]
Stock issued to consultants	0	90,298